Fair Value of Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Measurements
Schedule of classifications of the financial instruments that are measured at fair value on a recurring basis

	2023
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$34,033	$34,033

	2022
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$31,166	$31,166

Schedule of valuation techniques and inputs used in the fair value measurement

(in thousands)	Valuation techniques	Inputs	2023	2022
Convertible promissory notes, current	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$27,794	$31,166
Convertible promissory notes, net of current			6,239	—

Schedule of changes in the fair value of the Company's Level 3 financial liabilities

(in thousands)	2023	2022
Fair value as of beginning of period	$31,166	$56,996
Change in fair value of convertible promissory notes	1,428	450
Conversion of convertible promissory notes	(61)	(33,140)
Repayment of convertible promissory notes	(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings	—	(1,000)
Borrowing of convertible promissory notes	2,000	9,000
Fair value as of end of period	$34,033	$31,166